PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                        December 31, 1996



                                                  PAGE(S)

Independent Auditors' Report                        1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital         4-5

Schedule of Investments                            6-10

Notes to Financial Statements                      11-15

                  Independent Auditors' Report


The Partners of
Penfield Partners, L.P.

     We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of Penfield Partners, L.P. as of December 31, 1996 and the related Statement of Operations for the year ended and the Statements of Changes in Partners' Capital for each of the two years in the period ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Penfield Partners, L.P. as of December 31, 1996, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                              Anchin, Block & Anchin LLP




New York, N.Y.
February 7, 1997

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1996



ASSETS

Investments in securities, at fair value          $18,671,741
Cash equivalents                                    4,861,954
Receivable from broker                                 35,750
Accrued income                                          3,760
Organization costs                                     85,806
                                                  ___________

     TOTAL ASSETS                                 $23,659,011
                                                  ___________

LIABILITIES

Securities sold short, at fair value              $ 2,689,815
Payable to broker                                   1,768,680
Accrued expenses                                       63,796
Payables for capital withdrawals                    1,100,037
                                                  ___________

     TOTAL LIABILITIES                            $ 5,622,328
                                                  ___________

PARTNERS' CAPITAL

General partners                                    1,279,874
Limited partners                                   16,756,809
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $18,036,683
                                                  ___________


     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $23,659,011
                                                  ___________

Net asset value per Limited Partner's Unit        $    25,000
                                                  ___________




See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
              For the Year Ended December 31, 1996




INVESTMENT GAINS
  Realized gains on investments, net    $ 3,722,529
  Unrealized loss on investments, net    (1,459,748)
                                        ___________

       Total Realized and Unrealized Investment Gains  $2,262,781

LOSS FROM OPERATIONS
  Income
     Interest                               140,556
     Dividends                               69,809
                                        ___________

                                            210,365

  Expenses
     Administrator's fee                    151,463
     Independent general partners' fees      20,000
     Interest                                11,233
     Professional fees                       75,875
     Amortization of organization costs      34,323
     Other                                   12,219
                                        ___________

                                            305,113

       Loss from Operations                              (94,748)
                                                       __________

NET INCOME                                             $2,168,033
                                                       __________




See Notes to Financial Statements


Page 4
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1996

                                        Corporate  Individual
                                        General    General   Limited
                           Total        Partner    Partners  Partners
                           ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning                $16,472,679 $  780,023  $ 8,176  $15,684,480
                           ___________ __________  ________ ___________
CHANGES IN CAPITAL FROM
Investments and Operations
Realized & unrealized
  investment gains           2,262,781  1,081,791      902    1,180,088
Loss from operations           (94,748)   (18,342)     (51)     (76,355)
                           ___________ __________  ________ ___________
Net Increase                 2,168,033  1,063,449      851    1,103,733
                           ___________ __________  ________ ____________

Partners' Transactions
Capital contributions        1,543,633     75,000      -      1,468,633
Capital transfers                -         (2,528)   2,528         -
Capital withdrawals         (2,147,662)  (647,625)    -      (1,500,037)
                           ___________ __________  ________ ___________
Net (Decrease)
  Increase                    (604,029)  (575,153)   2,528     (31,404)
                           ___________ __________  ________ ___________
Total Increase in
  Partners Capital           1,564,004    488,296    3,379    1,072,329
                           ___________ __________  ________ ___________
PARTNERS' CAPITAL-
  Ending                   $18,036,683 $1,268,319  $11,555  $16,756,809
                           ___________ __________  ________ ___________

Units Outstanding-
  Beginning                    658.91      31.20     .33        627.38
                           ___________ __________  ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold                    61.75       3.00      -          58.75
  Units Transferred               -        (0.10)     .10          -
  Units Issued for
   Net Income                   86.72      42.54      .03        44.15
  Units Repurchased            (85.91)    (25.91)      -        (60.00)
                           ___________ __________  ________ __________
  Net Increase                  62.56      19.53      .13        42.90
                           ___________ __________  ________ ___________
Units Outstanding-
  Ending                       721.47      50.73      .46       670.28
                           ___________ __________  ________ ___________

See Notes to Financial Statements
Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1995

                                        CORPORATE  INDIVIDUAL
                                        GENERAL    GENERAL  LIMITED
                           TOTAL        PARTNER    PARTNERS PARTNERS
                           ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning                $23,397,789  $1,656,877 $85,836  $21,655,076
                           ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
Investments & Operations
Realized and unrealized
 investment gains            2,389,242     301,510   6,007    2,081,725
Loss from operations          (250,314)    (24,468)   (740)    (225,106)
                           ___________ ___________ ________ ____________
Net Increase                 2,138,928     277,042   5,267    1,856,619
                           ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions        4,027,500     325,000   2,500    3,700,000
Capital transfers                -      (1,478,896)(71,473)   1,550,369
Capital withdrawals        (13,091,538)      -     (13,954) (13,077,584)
                          ____________ ___________ ________ ____________
Net Decrease                (9,064,038) (1,153,896)(82,927)  (7,827,215)
                          ____________ ___________ ________ ____________
Total Decrease in
  Partners' Capital         (6,925,110)   (876,854)(77,660)  (5,970,596)
                          ____________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending                   $16,472,679  $  780,023 $ 8,176  $15,684,480
                          ____________ ___________ ________ ____________
Units Outstanding-
  Beginning                    935.91        66.27    3.44      866.20
                          ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold                   161.10        13.00    0.10      148.00
  Units Transferred             -           (59.16)  (2.86)      62.02
  Units Issued for
   Net Income                   85.56        11.09     .21       74.26
  Units Repurchased           (523.66)         -     (0.56)    (523.10)
                              ________      _______  ______    ________
  Net Decrease                (277.00)      (35.07)  (3.11)    (238.82)
                              ________      _______  ______    ________
Units Outstanding-
  Ending                       658.91        31.20     .33      627.38
                              ________      _______  ______    ________

See Notes to Financial Statements
Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                        December 31, 1996

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 100.89%

               AUTOMOTIVE PARTS .03%
   73,620      Steel City Products, Inc. restricted         5,175
                                                       __________

               BUILDING AND HOUSING 1.43%
1,200,000      Contempri Homes, Inc., restricted,
                 including 400,000 warrants (a)           258,720
                                                       __________

               CHEMICALS 1.87%
   22,500      CPAC, Inc.                                 337,500
                                                       __________

               COSMETICS AND FRAGRANCES 1.17%
   32,500      Jean Philippe Fragrances, Inc.             211,250
                                                       __________

               DRUGS AND HEALTHCARE 26.66%
   15,000      Advanced Magnetics, Inc.                   232,500
  178,571      Cardiac Control Systems, Inc. (a)          267,855
    8,953      Cardiac Control Systems, Inc.,
                 restricted (a)                            13,429
   70,000      Faulding, Inc.                             428,750
   15,000      Neose Technologies, Inc.                   270,000
   62,500      PLC Systems, Inc.                        1,406,250
   32,500      Sciclone Pharmaceuticals, Inc.             260,000
   32,500      Sofamor / Danek Group Inc.                 991,250
   20,000      Viragen Europe Ltd.                        285,625
  125,000      Viragen, Inc.                              652,343
                                                       __________
                                                        4,808,002
                                                       __________
               ELECTRONICS .81%
   53,000      Measurement Specialties, Inc.              145,750
                                                       __________

               ENERGY 3.17%
   15,000      Energy Research Corp.                      221,250
   25,000      Giant Industries, Inc.                     350,000
                                                       __________
                                                          571,250
                                                       __________
See Notes to Financial Statements
Page 7

                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 1996


NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMONS STOCKS (CONTINUED)

               FINANCIAL SERVICES 4.61%
   20,000      Dime Bancorp, Inc.                      $  295,000
   50,000      Poughkeepsie Savings Bank                  262,500
   11,500      R & G Financial Corp.                      273,125
                                                       __________
                                                          830,625
                                                       __________

               FOOD 2.07%
   65,000      Opta Food Ingredients, Inc.                373,750
                                                       __________


               HEALTHCARE SERVICES .46%
   92,500      Accuhealth, Inc. (a)                        69,375
   18,684      Accuhealth, Inc. restricted (a)             14,012
                                                       __________
                                                           83,387
                                                       __________
               INDUSTRIAL AND MACHINERY 2.90%
   25,000      Alpine Group, Inc.                         171,875
  300,000      Lunn Industries, Inc., restricted          281,250
   35,000      Transnational Industries, Inc.,
                restricted (a)                             70,000
                                                       __________
                                                          523,125
                                                       __________

               MANUFACTURING 9.31%
   32,250      Blount International, Inc.               1,237,594
   20,000      Mercer International, Inc.                 205,000
   22,500      Sealright Co., Inc.                        236,250
                                                       __________
                                                        1,678,844
                                                       __________
               MINING .96%
  185,000      Campbell Resources, Inc.                   173,437
                                                       __________


See Notes to Financial Statements
Page 8
                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 1996

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS (CONTINUED)

               RESTAURANT, LODGING AND ENTERTAINMENT 8.63%
   15,000      Bally Grand, Inc.                          540,000
   30,000      Casino Data Systems                        206,250
   60,000      Grand Casinos, Inc.                        810,000
                                                       __________
                                                        1,556,250
                                                       __________
               SERVICE 1.67%
   11,000      Insurance Auto Auctions, Inc.              104,500
   25,000      Intrav, Inc.                               196,094
                                                       __________
                                                          300,594
                                                       __________

               TECHNOLOGY 19.61%
   15,000      ASM Lithography Holding                    747,186
   70,000      Align-Rite International, Inc.             770,000
   40,000      Aseco Corp.                                465,000
    9,600      Asyst Technologies, Inc.                   164,400
   45,000      Auspex Systems, Inc.                       523,124
    2,500      Data Translation, Inc.                      10,000
   15,000      Helix Technology Corp.                     435,000
   47,500      Media 100, Inc.                            421,561
                                                       __________
                                                        3,536,271
                                                       __________

               TELECOMMUNICATIONS 11.17%
   30,000      360 Communications Co.                     697,500
   55,000      Acrodyne Communications, Inc.              326,561
   65,000      Atlantic Tele-Network, Inc.                991,250
                                                       __________
                                                        2,015,311
                                                       __________

               UTILITIES 4.37%
   60,000      Northeast Utilities                        787,500
                                                       __________

                                                       __________
     TOTAL COMMON STOCKS (COST $16,985,956)           $18,196,981
                                                       __________
See Notes to Financial Statements
Page 9


                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 1996



NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               PREFERRED STOCKS 2.63%

               HEALTHCARE SERVICES 2.08%
  187,500      Accuhealth, Inc., restricted (a)        $  375,000

               INDUSTRIAL AND MACHINERY .55%
      400      Transnational Industries, Inc.,
                 Series B, restricted (a)                 100,000
                                                       __________
               TOTAL PREFERRED STOCKS
                 (COST $475,000)                          475,000
                                                       __________



          TOTAL INVESTMENTS (COST $17,460,956)        $18,671,741
                                                      ___________



(a) Affiliated issuer under the Investment Company Act of 1940, in as much as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital














See Notes to Financial Statements


Page 10

                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 1996


SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 14.91%

               DRUGS AND HEALTHCARE 5.31%
   32,500      Biovail Corporation International       $  832,815
    5,000      Spine-Tech, Inc.                           125,000
                                                       __________
                                                          957,815
                                                       __________

               ENERGY .78%
   10,000      Solv Ex Corporation                        140,000
                                                       __________

               FOOD 2.18%
    6,000      Kellogg Co.                                393,750
                                                       __________

               HEALTHCARE SERVICES 1.10%
    3,000      Quintiles Transnational Corp.              198,750
                                                       __________

               MANUFACTURING 1.59%
   20,000      CNS, Inc.                                  287,500
                                                       __________

               MISCELLANEOUS 1.06%
   16,000      Nutrition for Life International, Inc.     192,000
                                                       __________

               TECHNOLOGY 2.88%
   10,000      Centennial Technologies, Inc.              520,000
                                                       __________

               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $3,002,451)                 $2,689,815
                                                       __________
                                                       __________


All percentages are relative to Partners' Capital
See Notes to Financial Statements
Page 11

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1996


ORGANIZATION   Penfield Partners, L.P. ("the Fund") was organized
               in November 1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Partnership Agreement. The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund, as a closed-end interval fund, has
POLICIES       adopted certain policies for its repurchase of
               units from partners as fundamental policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Fund's Amended and Restated Agreement of Limited
               Partnership ("Partnership Agreement").

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.







Page 12

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1996



               The Individual General Partners are authorized under the Partnership Agreement to establish other policies relating to repurchases of units that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership Agreement.

               On November 15, 1996, the Fund offered to repurchase up to 25% of the outstanding units of the Fund. Partners holding 5.7% of the units outstanding on December 31, 1996 equal to $1,100,037 elected to tender their units to the Fund for repurchase.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.



Page 13

                    PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1996


ORGANIZATION   Organization costs are being amortized on a
COSTS          straight-line basis over a period of 60 months.
               Accumulated amortization at December 31, 1996 is
               $85,806.

INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.

CASH           Cash equivalents include:
EQUIVALENTS
AND CUSTODY    Balance at broker                  $4,822,684
CONCENTRATIONS Money market funds at brokers          39,270
                                                  __________
                                                  $4,861,954

               Balance at broker consists of a brokerage account with Furman Selz LLC. The Securities Investors Protection Corporation (SIPC) insures cash balances up to $100,000 and securities up to $500,000. Securities in excess of these limits are covered by additional insurance maintained by the broker in the amount of $25 million. Amounts in excess of insurance coverages are secured by the good faith and credit of the broker.

SECURITIES     The fund is subject to certain inherent risks
SHORT          arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.











Page 14
                     PENFIELD PARTNERS, L.P.

                  Notes to Financial Statements
                        December 31, 1996



ALLOCATIONS    The net income of the Partnership is allocated
OF INCOME      semiannually on June 30th and December 31st, 20%
(LOSS)         to the Corporate General Partner and 80% to all
               partners in proportion of the number of units held by each. A net loss will be allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to future periods until the loss has been recovered. For the semiannual period ended December 31, 1996, the Fund had a net loss of $3,091,489.

               The 20% income allocation was suspended from January 21, 1995 through June 30, 1995 due to the death of the general partner of the Corporate General Partner. The allocation was reinstated effective July 1, 1995 on the approval by the partners of the current investment advisory agreement. The allocation for the period from July 1, to December 31, 1995 amounted to $168,714.

               All net income allocated to partners is
               reinvested. In order to maintain a $25,000 price per unit, the number of units held by each partner at the close of each semiannual period will be adjusted to equal the partner's capital account divided by $25,000.

RELATED PARTY  The Administration Agreement provides for fees
TRANSACTIONS   payable to the Fund's administrator, the general
               partner of the Corporate General Partner. The administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month. (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.




Page 15
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1996

               The accompanying Statement of Assets and Liabilities includes unpaid fees to the administrator and the Independent General Partners of $36,976 and $10,000, respectively.

               At December 31, 1996 the Fund has an investment in Transnational Industries, a private placement security in which an Individual General Partner is a director and an investor through another entity. The investment is valued at $170,000.


PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $33,344,918 and $36,695,543, respectively.
SECURITIES

SUBSEQUENT     Effective January 1, 1997 partners' capital
CAPITAL        of approximately $2,550,000 was contributed
TRANSACTIONS   to the Partnership.

SELECTED                                Years Ended
FINANCIAL                               December 31,
INFORMATION                _________________________________

                            1996        1995      1994
  Ratio of Total
   Expenses to
   Average Net Assets       1.53%       2.18%     1.23%

  Ratio of Loss from
   Operations to
   Average Net Assets       (.48)%     (1.12)%   (0.48)%

  Ratio of Net Income to
   Average Net Assets      10.89%       9.59%     0.65%

  Portfolio Turnover
  Rate                      1.82        1.19      1.87

  Total Return             13.41%      10.14%     0.53%

  Average Commission
   Rate Paid              $.0448        (a)        (a)


   (a) This disclosure is not required prior to 1996.
